UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if amendment [ ];
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     February 10, 2011

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       39

Form 13F Information Table Value Total:  418,396

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                          VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER        VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS   SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7           COLUMN 8
====================================================================================================================================
Abbott Laboratories          Common         002824 10 0    5,749   120,000     SH         SOLE             120,000     0         0
Agilent Technologies, Inc.   Common         00846U 10 1   38,116   920,000     SH         SOLE             920,000     0         0
Analog Devices, Inc.         Common         032654 10 5   25,800   684,900     SH         SOLE             684,900     0         0
Arbinet Corporation          Common         03875P 10 0    2,103   250,000     SH         SOLE             250,000     0         0
AT&T Inc.                    Common         00206R 10 2    5,876   200,000     SH         SOLE             200,000     0         0
The Bank of New York
  Mellon Corporation         Common         064058 10 0   20,385   675,000     SH         SOLE             675,000     0         0
Brady Corporation            Class A        104674 10 6   24,458   750,000     SH         SOLE             750,000     0         0
Carlisle Companies Inc.      Common         142339 10 0   11,922   300,000     SH         SOLE             300,000     0         0
CEVA, Inc.                   Common         157210 10 5   18,384   896,800     SH         SOLE             896,800     0         0
China Mobile Ltd. ADR        Sponsored ADR  16941M 10 9    1,489    30,000     SH         SOLE              30,000     0         0
Coherent, Inc.               Common         192479 10 3   36,157   801,000     SH         SOLE             801,000     0         0
Convergys Corporation        Common         212485 10 6   22,389 1,700,000     SH         SOLE           1,700,000     0         0
Devon Energy Corporation     Common         25179M 10 3   15,702   200,000     SH         SOLE             200,000     0         0
EnCana Corporation           Common         292505 10 4    2,912   100,000     SH         SOLE             100,000     0         0
Flextronics International
  Ltd.                       Common         Y2573F 10 2    4,945   630,000     SH         SOLE             630,000     0         0
General Electric Company     Common         369604 10 3    3,658   200,000     SH         SOLE             200,000     0         0
GeoMet Inc.                  Common         37250U 20 1    2,300 2,000,000     SH         SOLE           2,000,000     0         0
GeoMet Inc.                  Preferred
                             Series A       37250U 30 0    2,176   210,253     SH         SOLE             210,253     0         0
Heritage-Crystal Clean Inc.  Common         42726M 10 6    4,024   400,000     SH         SOLE             400,000     0         0
Home Federal Bancorp, Inc.   Common         43710G 10 5    2,106   171,600     SH         SOLE             171,600     0         0
Intel Corporation            Common         458140 10 0   20,294   965,000     SH         SOLE             965,000     0         0
Johnson & Johnson            Common         478160 10 4    6,185   100,000     SH         SOLE             100,000     0         0
JP Morgan Chase & Co.        Common         46625H 10 0    4,242   100,000     SH         SOLE             100,000     0         0
Maxim Integrated Products    Common         57772K 10 1    2,999   126,989     SH         SOLE             126,989     0         0
McMoRan Exploration
  Corporation                Common         582411 10 4   11,312   660,000     SH         SOLE             660,000     0         0
Medtronic, Inc.              Common         585055 10 6    3,709   100,000     SH         SOLE             100,000     0         0
Motorola, Inc.               Common         620076 10 9    4,535   500,000     SH         SOLE             500,000     0         0
Murphy Oil Corporation       Common         626717 10 2   20,874   280,000     SH         SOLE             280,000     0         0
NewStar Financial, Inc.      Common         65261F 10 5    3,118   295,000     SH         SOLE             295,000     0         0
Nexen Inc.                   Common         65334H 10 2    4,580   200,000     SH         SOLE             200,000     0         0
Precision Castparts
  Corporation                Common         740189 10 5   13,921   100,000     SH         SOLE             100,000     0         0
QEP Resources Inc.           Common         74733V 10 0    9,161   252,300     SH         SOLE             252,300     0         0
RadiSys Corporation          Common         750459 10 9   10,591 1,190,000     SH         SOLE           1,190,000     0         0
Roper Industries, Inc.       Common         776696 10 6   15,286   200,000     SH         SOLE             200,000     0         0
Sonus Networks, Inc.         Common         835916 10 7    8,624 3,230,000     SH         SOLE           3,230,000     0         0
Vical Incorporated           Common         925602 10 4      545   270,000     SH         SOLE             270,000     0         0
Vodafone Group PLC           Sponsored ADR  92857W 20 9    7,403   280,000     SH         SOLE             280,000     0         0
Walgreen Co.                 Common         931422 10 9    8,961   230,000     SH         SOLE             230,000     0         0
Xerox Corporation            Common         984121 10 3   11,405   990,000     SH         SOLE             990,000     0         0